Goodwill (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill

The following rollforward reflects the allocation of goodwill acquired in the Company’s Fiscal 2014 and 2015 acquisitions to the Company’s reporting units:

	Dark Fiber	Waves	SONET	Ethernet	IP	MIG	zColo	Other	Total
As of June 30, 2014	$269.9	$270.0	$50.3	$96.7	$80.4	$43.7	$19.6	$14.7	$845.3
Additions:
AtlantaNAP	—	—	—	—	—	—	13.7	—	13.7
Neo	—	—	—	—	—	—	—	25.2	25.2
Foreign currency translation	(5.7)	(5.8)	—	(0.1)	(0.2)	—	(0.9)	(2.8)	(15.5)

As of December 31, 2014	$264.2	$264.2	$50.3	$96.6	$80.2	$43.7	$32.4	$37.1	$868.7

The following rollforward reflects the allocation of goodwill acquired in the Company’s Fiscal 2013 and 2014 acquisitions to the Company’s reporting units (in thousands):

	Dark Fiber	Waves	SONET	Ethernet	IP	MIG	zColo	ZPS	Total
As of June 30, 2012	$59,966	$56,554	$13,164	$24,020	$20,978	$10,026	$5,571	$—	$190,279
Additions:
AboveNet	23,288	156,823	36,506	66,607	58,174	27,819	5,114	7,303	381,634
FiberGate	53,783	—	—	—	—	—	—	—	53,783
USCarrier	855	1,908	444	810	708	338	313	—	5,376
First Telecom	48,310	29	7	12	11	5	8	—	48,382
Litecast	8,277	706	164	300	262	125	33	—	9,867
Core NAP	—	—	—	—	—	—	986	—	986
Foreign currency translation	(1,164)	(155)	—	(42)	(60)	—	(50)	—	(1,471)

As of June 30, 2013	193,315	215,865	50,285	91,707	80,073	38,313	11,975	7,303	688,836

Additions:
Corelink	—	—	—	—	—	—	2,950	—	2,950
Access	13,536	—		4,873	125	5,364	—	—	23,898
Fiberlink	19,755	—	—	—	—	—	—	—	19,755
CoreXchange	—	—	—	—	—	—	4,458	—	4,458
Geo	40,627	50,622	—	—	—	—	—	—	91,249
Foreign currency translation and other	2,651	3,488	—	157	226	—	249	7,340	14,111

As of June 30, 2014	$269,884	$269,975	$50,285	$96,737	$80,424	$43,677	$19,632	$14,643	$845,257